UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159)

Exact name of registrant as specified in charter: Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	297,400	$31,140,754

Aerospace and Defense (4.4%)
Boeing Co. (The)	593,700	55,214,100
General Dynamics Corp.	384,500	30,183,250
L-3 Communications Holdings, Inc.	243,000	21,852,990
Lockheed Martin Corp.	270,100	25,967,415
United Technologies Corp.	682,500	45,816,225
		179,033,980

Airlines (0.3%)
AMR Corp. (NON) (S)	499,400	13,029,346

Automotive (2.6%)
Harley-Davidson, Inc. (S)	993,000	62,876,760
Johnson Controls, Inc.	428,500	43,848,405
		106,725,165

Banking (7.3%)
Bank of America Corp.	2,447,901	124,598,161
Commerce Bancorp, Inc. (S)	2,968,721	99,274,030
U.S. Bancorp (S)	2,130,000	73,165,500
		297,037,691

Biotechnology (1.2%)
Amgen, Inc. (NON)	770,000	49,387,800

Building Materials (0.6%)
Sherwin-Williams Co. (The)	375,500	23,945,635

Commercial and Consumer Services (2.0%)
Alliance Data Systems Corp. (NON) (S)	380,822	24,243,129
CDW Corp.	331,100	23,842,511
Dun & Bradstreet Corp. (The)	279,258	25,216,997
Equifax, Inc. (S)	229,100	9,118,180
		82,420,817

Communications Equipment (3.9%)
Cisco Systems, Inc. (NON)	3,949,900	105,620,326
Corning, Inc. (NON)	914,900	21,701,428
Qualcomm, Inc.	746,900	32,714,220
		160,035,974

Computers (3.3%)
Apple Computer, Inc. (NON)	703,700	70,229,260
Hewlett-Packard Co.	1,553,200	65,451,848
		135,681,108

Conglomerates (1.0%)
Danaher Corp. (S)	574,400	40,891,536

Consumer Finance (7.7%)
Accredited Home Lenders Holding Co. (NON)	522,705	6,105,194
Capital One Financial Corp. (S)	2,495,300	185,300,978
Countrywide Financial Corp.	2,963,600	109,890,288
IndyMac Bancorp, Inc. (S)	422,200	12,767,328
		314,063,788

Consumer Goods (1.0%)
Clorox Co.	487,200	32,681,376
Procter & Gamble Co. (The)	123,900	7,968,009
		40,649,385

Electronics (0.7%)
Amphenol Corp. Class A	758,200	26,620,402

Energy (0.6%)
BJ Services Co.	392,900	11,260,514
Halliburton Co.	426,500	13,549,905
		24,810,419

Financial (3.9%)
Fannie Mae	202,900	11,954,868
Freddie Mac	245,700	15,916,446
MGIC Investment Corp. (S)	718,700	44,279,107
PMI Group, Inc. (The) (S)	380,100	18,423,447
Radian Group, Inc. (S)	1,165,800	67,744,638

		158,318,506

Health Care Services (7.8%)
Aetna, Inc.	1,255,700	58,867,216
CIGNA Corp.	212,000	32,985,080
Coventry Health Care, Inc. (NON)	361,100	20,882,413
Express Scripts, Inc. (NON) (S)	583,900	55,791,645
Medco Health Solutions, Inc. (NON)	387,700	30,248,354
Quest Diagnostics, Inc. (S)	550,300	26,904,167
UnitedHealth Group, Inc.	1,709,500	90,706,070
		316,384,945

Homebuilding (1.0%)
Lennar Corp.	241,400	10,310,194
NVR, Inc. (NON) (S)	34,179	28,163,496
		38,473,690

Insurance (5.2%)
ACE, Ltd. (Bermuda)	764,500	45,457,170
American International Group, Inc.	1,954,700	136,653,077
Everest Re Group, Ltd. (Barbados)	287,100	28,893,744
		211,003,991

Investment Banking/Brokerage (10.4%)
Bear Stearns Cos., Inc. (The) (S)	690,400	107,495,280
E*Trade Financial Corp. (NON)	1,933,300	42,687,264
Franklin Resources, Inc.	554,700	72,837,657
Goldman Sachs Group, Inc. (The)	521,800	114,070,698
Lehman Brothers Holdings, Inc. (S)	359,700	27,078,216
Morgan Stanley	689,600	57,933,296
		422,102,411

Lodging/Tourism (1.5%)
Carnival Corp.	317,900	15,542,131
Las Vegas Sands Corp. (NON) (S)	149,100	12,701,829
Royal Caribbean Cruises, Ltd.	367,200	15,264,504
Wyndham Worldwide Corp. (NON)	524,800	18,158,080
		61,666,544

Machinery (1.2%)
Caterpillar, Inc.	421,700	30,623,854
Cummins, Inc.	183,700	16,929,792
		47,553,646

Manufacturing (0.6%)
ITT Corp.	391,200	24,962,472

Media (1.1%)
Walt Disney Co. (The)	1,259,400	44,053,812

Metals (0.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	152,600	10,248,616
United States Steel Corp. (S)	178,700	18,145,198
		28,393,814

Oil & Gas (6.7%)
Apache Corp. (S)	315,000	22,837,500
ConocoPhillips	509,500	35,333,825
Devon Energy Corp.	402,200	29,308,314
EOG Resources, Inc. (S)	247,900	18,205,776
Hess Corp.	594,000	33,709,500
Marathon Oil Corp.	188,000	19,091,400
Newfield Exploration Co. (NON)	468,300	20,488,125
Occidental Petroleum Corp.	679,300	34,440,510
Valero Energy Corp.	428,700	30,107,601
XTO Energy, Inc.	491,100	26,651,997
		270,174,548

Pharmaceuticals (1.8%)
Johnson & Johnson	1,140,700	73,255,754

Publishing (2.4%)
McGraw-Hill Cos., Inc. (The)	748,380	49,041,341
R. H. Donnelley Corp. (NON) (S)	269,400	21,037,446
Wiley (John) & Sons, Inc. Class A	690,741	25,868,250
		95,947,037

Railroads (0.2%)
Norfolk Southern Corp.	169,900	9,045,476

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A (NON)	1,072,820	36,314,957

Restaurants (1.9%)
Burger King Holdings, Inc.	984,457	23,105,206
McDonald's Corp.	287,300	13,870,844

Starbucks Corp. (NON) (S)	797,100	24,726,042
Yum! Brands, Inc.	245,200	15,168,072
		76,870,164

Retail (7.5%)
Bed Bath & Beyond, Inc. (NON) (S)	655,100	26,688,774
Best Buy Co., Inc.	865,700	40,384,905
Big Lots, Inc. (NON) (S)	375,400	12,087,880
CVS Corp.	1,121,800	40,654,032
Federated Department Stores, Inc.	654,500	28,745,640
Home Depot, Inc. (The)	1,878,600	71,142,582
Kohl's Corp. (NON) (S)	193,600	14,334,144
Nordstrom, Inc. (S)	478,300	26,268,236
Ross Stores, Inc.	357,500	11,851,125
Staples, Inc.	1,278,600	31,709,280
		303,866,598

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	286,900	13,570,370

Semiconductor (0.8%)
Applied Materials, Inc. (S)	1,651,600	31,743,752

Software (4.3%)
Autodesk, Inc. (NON)	625,800	25,826,766
Microsoft Corp.	3,203,800	95,921,772
Oracle Corp. (NON)	2,718,100	51,100,280
		172,848,818

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	427,690	16,722,679
Google, Inc. Class A (NON)	107,221	50,541,835
Western Union Co. (The)	1,349,457	28,406,070
		95,670,584

Total common stocks (cost $3,570,058,165)		$4,057,695,689

SHORT-TERM INVESTMENTS (12.6%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	9,345,022	$9,345,022
Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)	$501,918,664	501,121,800

Total short-term investments (cost $510,466,822)		$510,466,822

TOTAL INVESTMENTS

Total investments (cost $4,080,524,987) (b)		$4,568,162,511

WRITTEN OPTIONS OUTSTANDING at 4/30/07 (premiums received $130,292) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Countrywide Financial Corp. (Put)	$120,609	May-07/$27.803	$36
MGIC Investment Corp. (Put)	68,664	May-07/$48.926	7

Total			$43

NOTES

(a) Percentages indicated are based on net assets of $4,058,741,241.

(b) The aggregate identified cost on a tax basis is $4,082,082,075, resulting in gross unrealized appreciation and depreciation of $534,634,979 and $48,554,543, respectively, or net unrealized appreciation of $486,080,436.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $508,796,377. Certain of these securities were sold prior to period end. The fund received cash collateral of $501,121,800 which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments. The fund also received high-quality, highly-rated securities of $20,775,000 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $173,541 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $231,159,577 and $221,814,555, respectively.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

At April 30, 2007, liquid assets totaling $6,712,747 have been designated as collateral for open options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007